Stock Option Plans and Warrants to Purchase Common Stock (Details 2)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Weighted-Average Remaining Contractual Life in Years	7 years 3 months 11 days
Outstanding Options/Warrants	276,861
Exercisable Options/Warrants	208,220
Stock options [Member] | $3.0-$22.00 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit | $ / shares	$ 3.0
Exercise price range, upper range limit | $ / shares	$ 22.0
Weighted-Average Remaining Contractual Life in Years	8 years 11 days
Outstanding Options/Warrants	217,084
Exercisable Options/Warrants	148,443
Stock options [Member] | $22.60-$41.00 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit | $ / shares	$ 22.60
Exercise price range, upper range limit | $ / shares	$ 41.00
Weighted-Average Remaining Contractual Life in Years	5 years 4 months 10 days
Outstanding Options/Warrants	17,477
Exercisable Options/Warrants	17,477
Stock options [Member] | $46.40-$94.00 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit | $ / shares	$ 46.40
Exercise price range, upper range limit | $ / shares	$ 94.00
Weighted-Average Remaining Contractual Life in Years	3 years 2 months 19 days
Outstanding Options/Warrants	42,300
Exercisable Options/Warrants	42,300